Financial Instruments	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
20.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments not measured at fair value
The Company believes that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values.

b.	Fair value of financial instruments measured at fair value on a recurring basis

1)	Fair value hierarchy
December
 31, 2021

	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Derivative financial liabilities – K2 warrants	$—	$—	$223,352	$223,352

June
 30, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Short-term investments:
U.S. Government treasuries	$5,009,974	$—	$—	$5,009,974
Commercial paper	—	11,034,759	—	11,034,759
Corporate Bonds	—	498,619	—	498,619

	$5,009,974	$11,533,378	$—	$16,543,352

Financial liabilities at FVTPL

Derivative financial liabilities – K2 warrants	$—	$—	$119,351	$119,351

The following three levels of inputs are used to measure the fair value presented above:
Level 1 — Quoted prices in active markets for identical assets and liabilities.
Level 2 — Significant other observable inputs.
Level 3 — Significant unobservable inputs.
There was no
transfer between Levels 1 and 2 financial instruments in the current and prior periods.
Valuation techniques and assumptions used in Level 2 fair value measurement
The fair values of corporate fixed income, and commercial paper are determined by quoted market prices provided by third party pricing services.

2)	Valuation techniques and inputs applied for Level 3 fair value measurement
As of December 31, 2021
,
and June 30, 2022, fair value of the Level 3 instrument was the derivative financial liabilities – K2HV warrants. The fair values of warrants are determined using option pricing models where the significant unobservable input is historical volatility. An increase in the historical volatility used in isolation would result in an increase in the fair value. The historical volatility used for valuation was 160.3% and 154.0%
as of December 31, 2021
,
and June 30, 2022, respectively.

c.	Categories of financial instruments

	December 31, 2021	June 30, 2022
Financial assets

Financial assets at FVTPL
Short term investment
U.S. government treasuries	$—	$5,009,974
Commercial papers	—	11,034,759
Corporate fixed income	—	498,619
Total	$—	$16,543,352
Financial assets at amortized cost (1)	$91,047,060	61,660,693
Financial liabilities

Financial liabilities at FVTPL
Derivative financial liabilities – K2 warrants	$223,352	119,351
Financial liabilities at amortized cost (2)	$36,090,421	47,455,346

1)	The balances include financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

2)	The balances include financial liabilities at amortised cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.
d.	Financial risk management objectives and policies
The Company’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Company. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. To minimize the effect of financial risks, the Company devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.

1)	Market risk
The Company’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).

a)	Foreign currency risk
The Company had foreign currency transactions, which exposed the Company to foreign currency risk.
The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2021
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	837,336	0.7411	$620,563
Financial liabilities

Monetary items
SGD	S$	15,649,526	0.7411	$11,598,118

	June 30, 2022
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	1,954,107	0.7189	$1,404,751
Financial liabilities

Monetary items
SGD	S$	15,858,480	0.7189	$11,400,203
Sensitivity analysis
The Company is mainly exposed to the Singapore Dollar.
The following table details the Company’s sensitivity to a 5% increase and decrease in the U.S. dollar against the relevant foreign currency. The rate of 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items. A positive number below indicates a decrease in pre-tax
loss where the U.S. dollar strengthens 5% against the relevant currency. For a 5% weakening of the U.S. dollar against the relevant currency, there would be an equal and opposite impact on pre-tax
loss, and the balances below would be negative.

	For the six months ended June 30
	2021	2022
Profit or loss*
SGD	$(487,150)	$(499,773)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.

b)	Interest rate risk
The Company is exposed to interest rate risk because entities in the Company borrowed funds at fixed baseline interest plus floating interest rates.
The sensitivity analysis below is determined based on the Company’s exposure to interest rates for fixed rate borrowings at the end of the reporting period and is prepared assuming that the amounts of liabilities outstanding at the end of the reporting period are outstanding for the whole year. A
100-basis
point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
If interest rates had been 100 basis points higher/lower and all other variables were held constant, the Company’s pre-tax
loss for the six months ended June 30, 2021
,
and 2022 would have decreased/increased by $153,860 and $364,200, respectively.

2)	Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Company. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.

3)	Liquidity risk
The Company manages liquidity risk by monitoring and maintaining a level of cash and cash equivalents that are deemed adequate to finance the Company’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of long-term borrowings and ensures compliance with repayment conditions.
As the Company is in the research and development phase, the Company will be seeking future funding based on the requirements of its business operations. The Company is able to exercise discretion and flexibility to deploy its capital resources in the process of the research and development activities according to the schedule of fund raising. The Company intends to explore various means of fundraising to meet its funding requirements to carry out the business operations, such as the issuance of its ordinary shares sponsoring ADS. The Company may also use other means of financing such as out licensing to generate revenue and cash. Management believes that it currently has plans and opportunities in place which will allow to fund and meet its operating expenses and capital expenditure requirements and meet its obligations for at least the next twelve months from June 30, 2022.

On February 25, 2021, and March 4, 2021, the Company had completed a private placement raising for gross proceeds of $18.0 million and closed a public offering with gross proceeds $69.0 million. Further, the Company has an ATM Sales Agreement with Jefferies LLC, pursuant to which it raised net proceeds of $14.1 million during the year ended December 31, 2021. As of December 31, 2021, the Company had $62.8 million in proceeds available for sale under this ATM Sales Agreement. Please refer to Note 13 for details. On July 13, 2021, the company closed a secured loan facility of up to $45 million provided by K2 HealthVentures (K2HV). Please refer to Note 12 for details.